Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Cash flows from operating activities:
Loss	$ (2,932)	$ (5,759)	$ (2,592)
Adjustments to the profit or loss items:
Depreciation and amortization	267	21	187
Cost of share-based payment	131	655	897
Finance expenses, net	(1,023)	913	(6,585)
Group’s share of losses of company accounted for at equity, net	98	41	109
Losses from remeasurement of investment in financial assets	855		770
Total adjustments to the profit or loss	328	1,630	(4,622)
Working capital adjustments:
Decrease (increase) in other accounts receivable	(684)	2,205	3
Increase (decrease) in trade payables	48	(324)
Increase (decrease) in other accounts payable	(40)	60	39
Decrease (increase) in trade receivables	39		(77)
Decrease (increase) in inventory	8		(668)
Working capital	(629)	1,941	(703)
Net cash used in operating activities	(3,233)	(2,188)	(7,917)
Cash flows from investing activities:
Investment (withdrawal) in restricted bank deposits	16	(8)	(15)
Purchase of property and equipment			(8)
Investment in a company accounted for at equity	(400)	(700)	(700)
Purchase of financial assets at fair value through profit or loss	(687)		(1,500)
Purchase of intangible asset			(4,861)
Net cash provided by investing activities	(1,071)	(708)	(7,084)
Cash flows from financing activities:
Proceeds from issue of share capital and warrants (net of issuance expenses) (Note 8)	(50)	9,005	9,005
Repayment of lease liability	(26)	(39)	(70)
Interest paid on lease liability			(8)
Proceeds from issuance of shares to minority interests in a subsidiary	2,887
Exercise of warrants			2,770
Payment of issuance expenses related to previous period			3
Net cash provided by financing activities	2,811	8,966	11,700
Increase (decrease) in cash and cash equivalents	(1,493)	6,070	(3,301)
Cash and cash equivalents at the beginning of the period	3,574	6,875	6,875
Cash and cash equivalents at the end of the period	2,081	12,945	3,574
(a) Significant non-cash transactions:
Mutual share exchange of ordinary shares (see note 10)	$ 288